UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☑	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to

Date of Report (Date of earliest event reported)
February 14, 2012

J.P. MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORP.  1
(Exact name of securitizer as specified in its charter)

333-165147	0001013611
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Bianca A. Russo, Managing Director and Secretary, (212) 648-0946
Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐ 2

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

1
J.P. Morgan Chase Commercial Mortgage Securities Corp., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities outstanding during the reporting period in the commercial mortgage-backed securities asset class that were securitized by it or its predecessors, including J.P. Morgan Commercial Mortgage Finance Corp. (CIK # 0001013611), Chase Commercial Mortgage Securities Corp. (CIK # 0000911023), and Bear Stearns Commercial Mortgage Securities Inc. (CIK # 0000908987).

2
We have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us. However, we cannot be certain that we have obtained all applicable Reportable Information because, among other things, some Demand Entities are no longer in existence, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form ABS-15G has not been verified by any third party. In addition, while we requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Notes
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
Asset Class: Commercial Mortgage Pass-Through Certificates
J.P. Morgan Commercial Mortgage Finance Corp., Mortgage Pass-Through Certificates, Series 1997-C5 (CIK # 0001046305)	X	Prudential Securities Credit Corp. / Midland Loan Services, L.P.	105	397,614,308	38.5	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1
		Smith Barney Mortgage Capital Group, Inc.	71	234,889,102	22.7	1	1,363,453	2.4	0	0.00	0.00	1	1,363,453	2.4	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Morgan Guaranty Trust Company of New York	93	401,244,372	38.8	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
Total by Issuing Entity			269	1,033,747,782	100.00	1	1,363,453	2.4	0	0.00	0.00	1	1,363,453	2.4	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2002-CIBC4 (CIK # 0001171484)	X	JPMorgan Chase Bank, N.A.	76	525,155,277	65.7	1	60,999,509	20.6	0	0.00	0.00	0	0.00	0.00	1	60,999,509	20.6	0	0.00	0.00	0	0.00	0.00	2
		CIBC Inc.	45	273,759,019	34.3	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
Total by Issuing Entity			121	798,914,296	100.00	1	60,999,509	20.6	0	0.00	0.00	0	0.00	0.00	1	60,999,509	20.6	0	0.00	0.00	0	0.00	0.00

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Notes
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2002-C3 (CIK # 0001209655)	X	JPMorgan Chase Bank, N.A.	33	301,781,700	40.5	1	10,718,582	2.1	0	0.00	0.00	0	0.00	0.00	1	10,718,582	2.1	0	0.00	0.00	0	0.00	0.00	3
		CIBC Inc.	26	255,720,442	34.3	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		LaSalle Bank National Association	28	187,829,209	25.2	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
Total by Issuing Entity			87	745,331,351	100.00	1	10,718,582	2.1	0	0.00	0.00	0	0.00	0.00	1	10,718,582	2.1	0	0.00	0.00	0	0.00	0.00
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2005-CIBC12 (CIK # 0001332776)	X	JPMorgan Chase Bank, N.A.	111	1,262,250,623	58.2	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		CIBC Inc.	84	904,788,208	41.8	1	3,769,723	0.2	0	0.00	0.00	1	3,769,723	0.2	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
Total by Issuing Entity			195	2,167,038,831	100.00	1	3,769,723	0.2	0	0.00	0.00	1	3,769,723	0.2	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
J.P. Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19 (CIK # 0001399797)	X	JPMorgan Chase Bank, N.A.	125	1,811,091,702	55.3	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		CIBC Inc.	116	1,464,514,801	44.7	1	9,500,000	0.3	0	0.00	0.00	0	0.00	0.00	1	9,500,000	0.3	0	0.00	0.00	0	0.00	0.00	4
Total by Issuing Entity			241	3,275,606,504	100.00	1	9,500,000	0.3	0	0.00	0.00	0	0.00	0.00	1	9,500,000	0.3	0	0.00	0.00	0	0.00	0.00

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Notes
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance

J.P. Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12 (CIK # 0001407557)	X	JPMorgan Chase Bank, N.A.	53	1,033,008,004	41.2	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		UBS Real Estate Securities Inc.	43	609,612,842	24.3	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Nomura Credit & Capital, Inc.	19	385,036,682	15.4	1	3,685,630	0.2	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	3,685,630	0.2	0	0.00	0.00	5
		Natixis Real Estate Capital Inc.	38	290,348,452	11.6	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Natixis Commercial Mortgage Funding, LLC	10	186,661,957	7.5	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
Total by Issuing Entity			163	2,504,667,937	100.00	1	3,685,630	0.2	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	3,685,630	0.2	0	0.00	0.00
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 (CIK # 0001411136)	X	Bear Stearns Commercial Mortgage, Inc.	48	707,854,716	21.7	1	8,062,231	0.3	0	0.00	0.00	1	8,062,231	0.3	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Wells Fargo Bank, National Association	110	1,117,082,391	34.3	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Principal Commercial Funding , LLC	34	673,335,838	20.7	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Prudential Mortgage Capital Company, LLC	46	489,239,422	15.0	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Nationwide Life Insurance Company	26	272,748,456	8.4	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
Total by Issuing Entity			264	3,260,260,823	100.00	1	8,062,231	0.3	0	0.00	0.00	1	8,062,231	0.3	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Notes
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
J.P. Morgan Chase Commercial Mortgage Securities Trust 2008-C2 (CIK # 0001432823)	X	JPMorgan Chase Bank, N.A.	29	662,438,813	56.8	1	125,200,000	11.3	0	0.00	0.00	0	0.00	0.00	1	125,200,000	11.3	0	0.00	0.00	0	0.00	0.00	6
		PNC Bank, National Association	27	272,183,604	23.3	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		CIBC Inc.	23	231,270,619	19.8	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
Total by Issuing Entity			79	1,165,893,036	100.00	1	125,200,000	11.3	0	0.00	0.00	0	0.00	0.00	1	125,200,000	11.3	0	0.00	0.00	0	0.00	0.00
Total by Asset Class			1,419	14,951,460,559	100.00	8	223,299,128	1.9	0	0.00	0.00	3	13,195,407	0.1	4	206,418,091	1.7	1	3,685,630	0.03	0	0.00	0.00	7

1 Midland Loan Services, L.P. (“Midland”) originated 103 of the 105 mortgage loans sponsored by Prudential Securities Credit Corp. (“Prudential”).  The loans originated by Midland represented approximately 37.5% of the original principal balance of the pool.  We have been unable to determine which specific loans sponsored by Prudential were not originated by Midland, and therefore cannot determine the outstanding principal balance of the loans that were originated by Midland.

2 The asset subject to the repurchase request entered REO status during the reporting period.  The outstanding principal balance is calculated as of the most recent trustee’s report that provided the outstanding principal balance of the asset, and the percentage of principal balance is calculated by dividing the outstanding principal balance by the total pool balance as provided in the same trustee report.

3 The asset subject to the repurchase request was paid off during the reporting period.  For each asset that was paid off or liquidated during the reporting period, the outstanding principal balance is calculated as of the time of payoff or liquidation, and the percentage of principal balance is calculated by dividing the outstanding principal balance by the total pool balance as of the immediately preceding trustee’s report.

4 The asset subject to the repurchase request entered foreclosure during the reporting period.  The outstanding principal balance is calculated as of the most recent trustee’s report that provided the outstanding principal balance of the asset, and the percentage of principal balance is calculated by dividing the outstanding principal balance by the total pool balance as provided in the same trustee report.

5 The asset subject to the repurchase request was paid off during the reporting period.  For each asset that was paid off or liquidated during the reporting period, the outstanding principal balance is calculated as of the time of payoff or liquidation, and the percentage of principal balance is calculated by dividing the outstanding principal balance by the total pool balance as of the immediately preceding trustee’s report.

6 The asset subject to the repurchase request entered REO status during the reporting period.  The outstanding principal balance is calculated as of the most recent trustee’s report that provided the outstanding principal balance of the asset, and the percentage of principal balance is calculated by dividing the outstanding principal balance by the total pool balance as provided in the same trustee report.

7 With respect to the columns entitled “Assets That Were Subject of Demand,” “Demand Withdrawn” and “Demand Rejected,” the percentages presented in the “Total by Asset Class” row are in relation to the total outstanding principal balance of the asset pools as of December 31, 2011.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

J.P. MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORP. (Securitizer)

By:	/s/ Brian Baker
Name: Brian Baker
Title: President and Chief Executive Officer

Date: February 14, 2012